Related-party Transactions (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
January 1, 2013~December 31, 2013	$ 195
January 1, 2014~December 31, 2014	187
January 1, 2015~December 31, 2015	187
January 1, 2016~December 31, 2016	187
January 1, 2017~December 31, 2017	187
After January 1, 2018	1,179
Operating Leases, Future Minimum Payments Due	$ 2,122